BUSINESS COMBINATIONS	12 Months Ended
Dec. 31, 2013
Business Combinations [Abstract]
BUSINESS COMBINATIONS
BUSINESS COMBINATIONS
Acquisition of Twoo
On January 4, 2013, Meetic S.A., a Match subsidiary, purchased all the outstanding shares of Massive Media NV, which operates Twoo, a social discovery website that allows its users to meet new people. The purchase price was $25.0 million in cash, plus potential additional consideration of up to €83.2 million (or $113.8 million using the December 31, 2013 exchange rate) that is contingent upon a combination of earnings performance and user growth through December 31, 2015. The fair value of the contingent consideration arrangement at the acquisition date was $40.8 million. See Note 9 for additional information related to the fair value measurement of the contingent consideration arrangement.
Acquisition of About, Inc.
On September 24, 2012, IAC completed its purchase of all the outstanding shares of About, Inc. (“The About Group”), an online content and reference library offering expert, quality content across 90,000 topics. The purchase price was $300 million in cash, plus an amount equal to the net working capital of $17.1 million at closing. The financial results of The About Group are included in IAC's consolidated financial statements, within the Search & Applications segment, beginning October 1, 2012.
The unaudited pro forma financial information in the table below summarizes the combined results of IAC and The About Group as if the acquisition of The About Group had occurred on January 1, 2012. The pro forma financial information includes adjustments required under the acquisition method of accounting and is presented for informational purposes only and is not necessarily indicative of what the results would have been had the acquisition occurred on January 1, 2012. For the year ended December 31, 2012, pro forma adjustments reflected below include an increase of $13.4 million in amortization of intangible assets.

Year Ended December 31, 2012
(In thousands, except per share data)
Revenue	$2,875,903
Net earnings attributable to IAC shareholders	166,869
Basic earnings per share attributable to IAC shareholders	1.93
Diluted earnings per share attributable to IAC shareholders	1.79